SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Trade accounts payable	$ 1,465,860	$ 325,830
Accrued expenses	8,215	21,555
Accrued compensation expenses	122,072	130,718
Total accounts payable and accrued expenses	$ 1,596,147	$ 478,103